Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Loss for the period	$ (1,563)	$ (1,626)
Items not affecting cash:
Amortization	7	28
Share based payments	317	451
Interest income	(21)	(9)
Changes in working capital	151	1,219
Interest received	25	8
Net cash used in operating activities	(1,084)	71
INVESTING ACTIVITIES
Expenditures on exploration and evaluation assets (includes changes in working capital)	(4,217)	(3,252)
Short-term investments	(12,000)	(3,800)
Purchase of equipment		(20)
Net cash used in investing activities	(16,217)	(7,072)
FINANCING ACTIVITIES
Proceeds from issuance of common shares	17,500	10,877
Direct financing costs	(324)	(495)
Net cash provided by financing activities	17,176	10,382
Change in cash equivalents for the period	(125)	3,381
Cash and cash equivalents, beginning of the period	398	630
Cash and cash equivalents, at the end of the period	$ 273	$ 4,011